Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Reconciliation of Changes in Goodwill

		December 31	December 31
		2017	2016
	Note	$	$

Net goodwill, beginning of the year		1,828.1	966.5
Current year acquisitions		16.3	850.7
Current year disposals	8	(194.4)	-
Impact of foreign exchange		(93.4)	10.9

Net goodwill, end of the year		1,556.6	1,828.1

Gross goodwill, end of the year		1,734.6	2,006.1
Accumulated impairment losses, beginning and end of the year		(178.0)	(178.0)

Net goodwill, end of the year		1,556.6	1,828.1

Schedule of Goodwill Allocated

Goodwill was allocated to each CGU or groups of CGUs as follows:

	December 31	December 31
	2017	2016
	$	$

Consulting Services
Canada	337.8	337.6
United States	917.7	1,073.2
Global	183.2	287.9
Construction Services	117.9	129.4

Allocated	1,556.6	1,828.1

Summary of Most Sensitive Key Assumptions Used for CGUs

The values assigned to the most sensitive key assumptions for Consulting Services – Global group of CGUs and Construction Services group of CGUs are listed in the table below:

Key Assumptions	Consulting Services – Global	Construction Services

Operating margin rates	5.6% - 8.1%	1.1% - 1.3%
After tax discount rate	11.3%	12.5%
Terminal growth rate	3.0%	3.0%
Non-cash working capital rates	14.9% - 15.3%	(5.1%) - (5.6%)